DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (887)	$ (1,728)
Recognised in income	167	841
Balance at end of year	(720)	(887)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,018	778
Recognised in income	(294)	240
Balance at end of year	724	1,018
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(6,099)	(7,189)
Recognised in income	2,027	1,090
Balance at end of year	(4,072)	(6,099)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	642	668
Recognised in income	108	(26)
Balance at end of year	750	642
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3,622	4,311
Recognised in income	(1,463)	(689)
Balance at end of year	2,159	3,622
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	216
Recognised in income	217	216
Balance at end of year	433	216
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(286)	(296)
Recognised in income	(428)	10
Balance at end of year	$ (714)	$ (286)